Independent Accountants’ Agreed-Upon Procedures Report
Oxford Finance LLC (the “Company”)
Barclays Capital Inc. (“Barclays”)
KeyBanc Capital Markets Inc.
MUFG Securities Americas Inc.
Wells Fargo Securities, LLC
CIBC World Markets Corp.
Huntington Securities, Inc.
Wedbush Securities Inc.
ING Financial Markets LLC
Regions Securities LLC
(together, the “Specified Parties”)
Re: Oxford Finance Funding Trust 2025-1– Data File Procedures
We have performed the procedures described below on the specified attributes in an electronic data file entitled “OFF 2025-1 Initial Pool Datatape vD3 VALUE.xlsx” provided by the Company on October 3, 2025, containing information on 68 promissory notes as of September 22, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Oxford Finance Funding Trust 2025-1. The Company is responsible for the specified attributes identified by the Company in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “reporting threshold” means that dollar amounts, number of months, and percentages were within $1.00, 1 month, and 0.1%, respectively. The term “Loan Files” means the following information sources provided by the Company: Unfunded Commitments Report, Customer Billing Report, Public Company Value Report, Portfolio Information Report, Oxford Revolvers Report, and Index Rates Report.

•
The term “Loan Cash Streams File” means an electronic data file entitled “OFF 2025-1 Loan Cash Streams File vD3 VALUE.xlsx” provided by the Company on October 1, 2025, containing beginning balance, ending balance, interest rate, and cash flow information with respect to the promissory notes, as of September 22, 2025.

•	The term “Source Documents” means the Loan Files and Loan Cash Streams File.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the “Source Document / Instructions” column of Exhibit A.
•	The term “Provided Information” means the Source Documents and Instructions.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
For each promissory note in the Data File, we compared or recomputed the specified attributes listed in Exhibit A to or using the corresponding information included in the Source Documents listed in the corresponding row of the “Source Document / Instructions” column of Exhibit A, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception.
We found such information to be in agreement without exception.
We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the promissory notes, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the promissory notes to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such promissory notes being securitized, (iii) the compliance of the originator of the promissory notes with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the promissory notes that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

2

he terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
October 15, 2025

3

Exhibit A
Attribute	Source Document / Instructions
Accounting System Number	Loan Cash Streams File Utilize the Accounting System Number as a unique identifier to look up promissory note information in the Source Document.
Loan Label	Portfolio Information Report
Funding Name	Portfolio Information Report
Bid/Line Name	Portfolio Information Report
Account Name	Portfolio Information Report
Simple Balance (PF Actual Cutoff)	Loan Cash Streams File
Simple Balance	Portfolio Information Report
TL - Gross Amount Funded	“Managed Gross Amount Funded” in Portfolio Information Report
Total Oxford TL Managed Simple Balance	“Total Oxford TL Simple Balance - Managed” in Portfolio Information Report
Oxford Managed Line Amount	Portfolio Information Report
TL - Total Line Amount	“Total Line Amount” in Portfolio Information Report
Agent	Portfolio Information Report
Oxford Managed Commitment %	Oxford Managed Line Amount divided by TL - Total Line Amount
Loan Type	Portfolio Information Report
OM Loan Type	“Loan Collateral Type - ABS 2025” in Portfolio Information Report
Recurring Revenue Loan	Portfolio Information Report
Loan Collateral Type - Life Science	Portfolio Information Report
Actual Funding Date	Portfolio Information Report
Current first principal due date	Portfolio Information Report
Contractual Maturity Date	Portfolio Information Report
Initial Funding Term	“Funding Term” in Portfolio Information Report
Seasoning	Use Excel formula YEARFRAC(Statistical Cutoff, Actual Funding Date) multiplied by 12; rounded to a whole number
Remaining Term	Use Excel formula YEARFRAC(Statistical Cutoff, Contractual Maturity Date) multiplied by 12; rounded to a whole number
Initial I/O Period (LSA)	Portfolio Information Report

Attribute	Source Document / Instructions
Initial I/O Period (Amended)	Portfolio Information Report
Initial I/O over 48 months:	If Initial I/O Period (LSA) or Initial I/O Period (Amended) is >48 then “Yes”; otherwise, “No”
Floating or Fixed Rate	Portfolio Information Report
Fixed Rate	“Fixed Rate (%)” in Portfolio Information Report
Base/Index Rate	Portfolio Information Report
Base/Index Rate Floor	Portfolio Information Report
Base/Index Rate Cap	Portfolio Information Report
Index Rate Spread Adjustment	Portfolio Information Report
Margin	Portfolio Information Report
Cash Pay Margin	If PIK Loan is Yes, “Min Cash Paying % (Spread)” in Portfolio Information Report; otherwise, blank
PIK Loan	Portfolio Information Report
Interest Calc Method	Portfolio Information Report
Payment Frequency - Interest	Portfolio Information Report
End of Term Fee	Portfolio Information Report
Simple Cash Rate (%)
If the Floating or Fixed Rate is “Fixed,” then Simple Cash Rate (%) is a Fixed Rate, otherwise,
Recompute as: Margin + Min(Max(Base/Index Rate from the Index Rates Report + Index Rate Spread Adjustment, Base/Index Rate Floor),Base/Index Rate Cap)

Cash Rate (%) ABS	Simple Cash Rate (%) + (End of Term Fee / YEARFRAC (Contractual Maturity Date, Actual Funding Date))
Amort Style	Loan Cash Streams File
Excess Cash Flow Sweep?	“Excess Cash Flow Sweep?” in Portfolio Information Report
Balloon / Bullet at Maturity	Loan Cash Streams File
Industry	Portfolio Information Report
Industry Group	“Industry Group - ABS” in Portfolio Information Report
SubSector	Portfolio Information Report
Region	Portfolio Information Report
Leveraged Lending - TTM EBITDA	If OM Loan Type is “Senior Secured Leveraged Lending,” look up “EBITDA UW - TTM EBITDA” in Portfolio Information Report; otherwise, blank
Leveraged Lending - Senior Leverage Ratio	If OM Loan Type is “Senior Secured Leveraged Lending,” look up “EBITDA UW - Senior Leverage Ratio” in Portfolio Information Report; otherwise, blank

Attribute	Source Document / Instructions
Leveraged Lending - Most Recent Month-End	If OM Loan Type is “Senior Secured Leveraged Lending,” look up “EBITDA UW - Most Recent Month-End” in Portfolio Information Report; otherwise, blank
ARR	If Recurring Revenue Loan is “Recurring Revenue Loan,” look up “Annual Recurring Revenue (per LSA)” in Portfolio Information Report; otherwise, blank
Debt-to-ARR	If Recurring Revenue Loan is “Recurring Revenue Loan,” look up “Debt-to-ARR” in Portfolio Information; otherwise, blank
Recurring Revenue - Most Recent Month-End	If Recurring Revenue Loan is “Recurring Revenue Loan,” look up “Recurring Revenue - Most Recent Month-End” in Portfolio Information Report; otherwise, blank
Current Credit Score	Portfolio Information Report
Current Credit Score (Date)	Portfolio Information Report
Current Stage	Portfolio Information Report
Valuation Source – OM	If Current Stage is “Public” then “Market Cap.” If OM Loan Type is “Senior Secured Real Estate” then “Appraisal.” For all others look up “Source of Valuation” in Portfolio Information Report
Latest Valuation – OM
If Current Stage is “Public” then utilize Account Name to look up Market Cap on Public Company Value Report.
For all others:
Look up “Valuation - ABS” in Portfolio Information Report
*If OM Loan Type is Senior Secured Real Estate, round valuations to the nearest $10,000. For all others, round valuations to the nearest $100,000.

Total Senior Debt	If OM Loan Type is “Senior Secured Leveraged Lending” or Recurring Revenue Loan is “Recurring Revenue Loan,” look up “Total Senior Debt” in Portfolio Information Report; otherwise, blank
Total Available Senior Debt
If OM Loan Type is “Senior Secured Leveraged Lending” or Recurring Revenue Loan is “Recurring Revenue Loan” then sum of the following

i. Minimum of [Maximum of Total Senior Debt and Total Oxford TL Managed Simple Balance] and [TL - Total Line Amount + Total Revolver Commitment (Oxford Participates)]
ii. Third Party Revolver Commitment
iii. Oxford Unfunded Obligations - Available RLOC Line
iv. Oxford Unfunded Obligations - Available Unfunded Term Loans / Oxford Managed Commitment %
If OM Loan Type is “Senior Secured Enterprise Lending” then sum the following:

Attribute	Source Document / Instructions

i. 1 Total Oxford TL Managed Simple Balance / Oxford Managed Commitment %;
ii. Third party Revolver Commitment;
iii. Total Revolver Commitment (Oxford Participates);
iv. Oxford Unfunded Obligations - Available Unfunded Term Loans / Oxford Managed Commitment %.
If OM Loan Type is “Senior Secured Real Estate” then sum the following:

i. Total Oxford TL Managed Simple Balance / Oxford Managed Commitment %; and
ii. Oxford Unfunded Obligations - Available Unfunded Term Loans / Oxford Managed Commitment %

LTV	Total Available Senior Debt divided by Latest Valuation - OM
Current Covenant Default	Portfolio Information Report
Date of Covenant Default	Portfolio Information Report
Specific Reserve?	Portfolio Information Report
Payment Default	Portfolio Information Report
History of Major Modification due to Financial Distress?	Portfolio Information Report
Billing Type	“Payment Method” in Customer Billing Report
Billing Responsibility	If Billing Type is ACH, Wire, Add to RLOC or Qtr Wire, then “Oxford”; otherwise look up value in Agent
Third Party Revolver?	Portfolio Information Report
Third Party Revolver Commitment	If Third Party Revolver is “yes” utilize Account Name to look up RLOC – Total Line Amount in Oxford Revolvers Report; otherwise, blank
Related Oxford Revolver	If Account Name in Portfolio Information Report has a corresponding Loan Type of “Revolver” then Related Oxford Revolver is “yes”; otherwise, “no”
Total Revolver Commitment (Oxford Participates)	If Related Oxford Revolver is “yes” utilize Account Name to look up “RLOC - Total Line Amount” in Oxford Revolvers Report, otherwise, blank
Related Oxford Term Loan	If the sum of Simple Balance for a given Account Name is less than Total Oxford TL Managed Simple Balance, then “Yes”; otherwise “No”
Related Co-Lender Term Loan	If Oxford Managed Line Amount is less than TL - Total Line Amount, then “Yes”; otherwise “No”

Attribute	Source Document / Instructions
Related Loan Outstanding	If Third Party Revolver, Related Oxford Revolver, Related Oxford Term Loan or Related Co-Lender Term Loan is “Yes” then “Yes”; otherwise, “No”
Oxford Unfunded Obligations – RLOC Line Amount	If Related Oxford Revolver is “Yes” utilize Account Name to look up and calculate the following from the Oxford Revolvers Report:
RLOC – Availability plus RLOC - Commitment Outside of BB.
Otherwise, zero
Oxford Unfunded Obligations – Available RLOC Line	If Related Oxford Revolver is “Yes” utilize Account Name to look up and calculate the following from the Oxford Revolvers Report:
RLOC - OFC Line Amount minus RLOC - Balance minus RLOC - Commitment Outside of BB
Otherwise, zero
Oxford Unfunded Obligations – Unfunded Term Loans	“TL – Availability” in Portfolio Information Report
Oxford Unfunded Obligations – Available Unfunded Term Loans	Utilize Bid/Line Name to look up “Total Current Undrawn Available Commitment” in Unfunded Commitments Report